Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,000,000
Previously Paid Amount	0.00
Total Fee Amount	4,089.00
Total Offset Amount	0.00
Net Fee	4,089.00
Narrative - Max Aggregate Offering Price	$ 47,000,000
Final Prospectus	true